Accruals and other payables (Details Narrative)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Payables and Accruals [Abstract]
Other payables	$ 524,313	$ 388,568	$ 21,850
Advance royalties	$ 500,000